WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 97.5% (a)
Communication Services - 1.9%
Cincinnati Bell, Inc. (b)	623	$9,121
Consolidated Communications Holdings, Inc.	1,225	5,574
Emerald Holding, Inc.	11,400	29,526
Entercom Communications Corp. - Class A	8,740	14,946
Entravision Communications Corp. - Class A	16,980	34,469
IDT Corp. - Class B (b)	2,100	11,382
Lee Enterprises, Inc. (b)	9,990	9,820
Liberty Latin America Ltd. - Class C (b)	401	4,114
Live Nation Entertainment, Inc. (b)	9,560	434,598
Meredith Corp.	1,100	13,442
MSG Networks, Inc. - Class A (b)	4,600	46,920
National CineMedia, Inc.	5,352	17,448
Saga Communications, Inc. - Class A	61	1,678
Scholastic Corp.	1,190	30,333
TEGNA, Inc.	1,790	19,439
		682,810
Consumer Discretionary - 9.9%
Aaron's, Inc.	4,672	106,428
Adient PLC (b)	4,720	42,810
American Eagle Outfitters, Inc.	3,700	29,415
Asbury Automotive Group, Inc. (b)	420	23,197
Bed Bath & Beyond, Inc. (c)	1,600	6,736
Big Lots, Inc.	1,420	20,192
Brinker International, Inc.	1,100	13,211
Caleres, Inc.	1,100	5,720
Camping World Holdings, Inc. - Class A	2,200	12,518
Carriage Services, Inc.	1,370	22,125
Carter's, Inc.	1,739	114,304
Century Communities, Inc. (b)	2,000	29,020
Chico's FAS, Inc.	6,204	8,003
Chuy's Holdings, Inc. (b)	260	2,618
Citi Trends, Inc.	1,600	14,240
Cooper Tire & Rubber Co.	2,500	40,750
Designer Brands, Inc. - Class A	3,700	18,426
Dillard's, Inc. - Class A (c)	300	11,085
Dine Brands Global, Inc.	1,320	37,858
Duluth Holdings, Inc. - Class B (b)	2,200	8,822
Ethan Allen Interiors, Inc.	4,300	43,946
Express, Inc. (b)	1,100	1,639
Flexsteel Industries, Inc.	1,000	10,960
Fossil Group, Inc. (b)	12,900	42,441
Funko, Inc. - Class A (b)	9,200	36,708
G-III Apparel Group Ltd. (b)	2,800	21,560
Genesco, Inc. (b)	3,379	45,076
Green Brick Partners, Inc. (b)	20,210	162,690
Group 1 Automotive, Inc.	800	35,408
Guess?, Inc.	1,780	12,051
Hamilton Beach Brands Holding Co. - Class A	1,200	11,412
Hanesbrands, Inc.	12,514	98,485
Harley-Davidson, Inc.	1,000	18,930
Haverty Furniture Companies, Inc.	2,800	33,292
Helen of Troy Ltd. (b)	225	32,407
Hibbett Sports, Inc. (b)	6,378	69,743

Hilton Grand Vacations, Inc. (b)	2,600	41,002
Hooker Furniture Corp.	3,300	51,513
iRobot Corp. (b)(c)	600	24,540
Jack in the Box, Inc.	335	11,742
Johnson Outdoors, Inc. - Class A	700	43,890
KB Home	2,140	38,734
La-Z-Boy, Inc.	1,600	32,880
Laureate Education, Inc. (b)	500	5,255
LGI Homes, Inc. (b)	600	27,090
Lithia Motors, Inc. - Class A	660	53,981
M/I Homes, Inc. (b)	2,790	46,119
Meritage Homes Corp. (b)	3,425	125,047
Motorcar Parts of America, Inc. (b)	2,500	31,450
Movado Group, Inc.	4,100	48,462
Murphy USA, Inc. (b)	947	79,889
Office Depot, Inc.	28,715	47,093
Penn National Gaming, Inc. (b)	430	5,440
PetMed Express, Inc. (c)	1,500	43,170
Red Rock Resorts, Inc. - Class A	24,703	211,211
Regis Corp. (b)	1,200	7,092
Rent-A-Center, Inc.	3,730	52,742
RH (b)	290	29,136
Rocky Brands, Inc.	700	13,545
The Rubicon Project, Inc. (b)	4,220	23,421
Sally Beauty Holdings, Inc. (b)	3,828	30,930
Signet Jewelers Ltd.	2,778	17,918
Sleep Number Corp. (b)	110	2,108
Sonic Automotive, Inc. - Class A	2,500	33,200
Sportsman's Warehouse Holdings, Inc. (b)	5,200	32,032
Stamps.com, Inc. (b)	320	41,626
Standard Motor Products, Inc.	1,981	82,350
Strategic Education, Inc.	362	50,593
Taylor Morrison Home Corp. (b)	5,235	57,585
The Goodyear Tire & Rubber Co.	6,000	34,920
Thor Industries, Inc.	800	33,744
Tilly's, Inc. - Class A	4,600	18,998
TRI Pointe Group, Inc. (b)	6,080	53,322
Twin River Worldwide Holdings, Inc.	2,900	37,729
Unifi, Inc. (b)	800	9,240
Universal Electronics, Inc. (b)	300	11,511
Urban Outfitters, Inc. (b)	1,500	21,360
Vail Resorts, Inc.	2,959	437,074
Vera Bradley, Inc. (b)	7,020	28,922
Visteon Corp. (b)	200	9,596
Wingstop, Inc.	320	25,504
Winnebago Industries, Inc.	170	4,728
Wolverine World Wide, Inc.	3,776	57,395
WW International, Inc. (b)	1,872	31,656
ZAGG, Inc. (b)	8,400	26,124
Zumiez, Inc. (b)	3,960	68,587
		3,597,422
Consumer Staples - 5.5%
B&G Foods, Inc. (c)	3,880	70,189
BJ's Wholesale Club Holdings, Inc. (b)	1,920	48,902
Cal-Maine Foods, Inc.	11,387	500,800
Darling Ingredients, Inc. (b)	5,820	111,569
Edgewell Personal Care Co. (b)	150	3,612
Energizer Holdings, Inc.	900	27,225
Flowers Foods, Inc.	9,249	189,789
Hostess Brands, Inc. (b)	9,340	99,564

Inter Parfums, Inc.	150	6,953
Lancaster Colony Corp.	420	60,749
Medifast, Inc. (c)	330	20,625
Natural Grocers by Vitamin Cottage, Inc.	5,160	43,911
Nu Skin Enterprises, Inc. - Class A	2,000	43,700
Post Holdings, Inc. (b)	3,828	317,609
Sanderson Farms, Inc.	430	53,028
Seaboard Corp.	46	129,389
SpartanNash Co.	1,010	14,463
The Andersons, Inc.	790	14,813
United Natural Foods, Inc. (b)	4,260	39,107
Universal Corp.	1,100	48,631
USANA Health Sciences, Inc. (b)	900	51,984
Vector Group Ltd.	7,056	66,468
Village Super Market, Inc. - Class A	1,400	34,412
		1,997,492
Energy - 3.5%
Altus Midstream Co. - Class A (b)	28,300	21,225
Apergy Corp. (b)(c)	4,400	25,300
Berry Corp.	10,070	24,269
Bonanza Creek Energy, Inc. (b)	5,790	65,137
Cactus, Inc. - Class A	2,700	31,320
Callon Petroleum Co. (b)	10,620	5,819
Cimarex Energy Co.	3,556	59,848
CNX Midstream Partners LP (c)	4,000	32,400
CNX Resources Corp. (b)	4,900	26,068
CONSOL Energy, Inc. (b)	1,570	5,793
Contura Energy, Inc. (b)	2,920	6,862
CVR Energy, Inc.	1,360	22,481
Delek US Holdings, Inc.	3,600	56,736
Dril-Quip, Inc. (b)	440	13,420
Earthstone Energy, Inc. - Class A (b)	21,060	37,066
Forum Energy Technologies, Inc. (b)	11,720	2,078
Frank's International NV (b)	21,800	56,462
FTS International, Inc. (b)	1,970	439
Gulfport Energy Corp. (b)	3,450	1,534
Hallador Energy Co.	3,110	2,951
Hoegh LNG Partners LP	1,700	12,461
International Seaways, Inc.	1,270	30,340
Kosmos Energy Ltd.	15,300	13,703
Laredo Petroleum, Inc. (b)	32,640	12,397
Liberty Oilfield Services, Inc. - Class A	12,100	32,549
Magnolia Oil & Gas Corp. - Class A (b)	7,900	31,600
Matrix Service Co. (b)	4,200	39,774
National Oilwell Varco, Inc.	1,900	18,677
Newpark Resources, Inc. (b)	7,300	6,548
NexTier Oilfield Solutions, Inc. (b)	30,200	35,334
Nine Energy Service, Inc. (b)	900	727
Noble Midstream Partners LP (c)	2,500	8,750
Nordic American Tankers Ltd.	2,070	9,377
Oasis Midstream Partners LP	3,500	17,325
Par Pacific Holdings, Inc. (b)	2,200	15,620
PBF Energy, Inc. - Class A	2,800	19,824
PDC Energy, Inc. (b)	6,987	43,389
ProPetro Holding Corp. (b)	9,000	22,500
Range Resources Corp. (c)	16,000	36,480
Renewable Energy Group, Inc. (b)	1,500	30,795
REX American Resources Corp. (b)	1,000	46,510
RPC, Inc. (c)	17,200	35,432
SEACOR Holdings, Inc. (b)	610	16,446

Select Energy Services, Inc. - Class A (b)	7,200	23,256
SilverBow Resources, Inc. (b)	760	1,877
Solaris Oilfield Infrastructure, Inc. - Class A	7,500	39,375
Southwestern Energy Co. (b)(c)	10,270	17,356
Talos Energy, Inc. (b)	1,500	8,625
Teekay Tankers Ltd. - Class A (b)	332	7,384
World Fuel Services Corp.	1,280	32,230
WPX Energy, Inc. (b)	28,306	86,333
		1,250,202
Financials - 30.1%
1st Source Corp.	700	22,701
AllianceBernstein Holding LP	1,000	18,590
Amalgamated Bank - Class A	1,900	20,558
Ambac Financial Group, Inc. (b)	3,000	37,020
American Equity Investment Life Holding Co.	3,300	62,040
AMERISAFE, Inc.	810	52,221
Apollo Commercial Real Estate Finance, Inc.	2,040	15,137
Argo Group International Holdings Ltd.	700	25,942
Artisan Partners Asset Management, Inc. - Class A	8,300	178,367
Associated Banc-Corp	4,748	60,727
BancFirst Corp.	3,370	112,457
The Bancorp, Inc. (b)	2,340	14,204
Bank OZK	17,551	293,102
BankUnited, Inc.	7,583	141,802
Bar Harbor Bankshares	1,500	25,920
BOK Financial Corp.	4,482	190,754
Boston Private Financial Holdings, Inc.	6,000	42,900
Bridge Bancorp, Inc.	1,600	33,856
Bridgewater Bancshares, Inc. (b)	1,500	14,625
Brightsphere Investment Group, Inc.	3,800	24,282
Brookline Bancorp, Inc.	22,558	254,454
Brown & Brown, Inc.	3,056	110,688
Bryn Mawr Bank Corp.	900	25,542
Cadence BanCorp	22,158	145,135
Calamos Asset Management Inc. Escrow (b)	1,495	–
Camden National Corp.	700	22,015
Capitol Federal Financial, Inc.	1,400	16,254
Capstead Mortgage Corp.	10,300	43,260
Carolina Financial Corp.	1,850	47,859
Cathay General Bancorp	9,741	223,556
City Holding Co.	1,024	68,127
CNO Financial Group, Inc.	3,900	48,321
Colony Credit Real Estate, Inc.	6,900	27,186
Columbia Banking System, Inc.	1,520	40,736
Community Bank System, Inc.	1,560	91,728
Community Trust Bancorp, Inc.	1,100	34,969
ConnectOne Bancorp, Inc.	2,300	30,912
Cowen, Inc. - Class A	3,600	34,776
CrossFirst Bankshares, Inc. (b)	1,700	14,280
Customers Bancorp, Inc. (b)	3,200	34,976
CVB Financial Corp.	7,300	146,365
Dime Community Bancshares, Inc.	4,474	61,339
Donegal Group, Inc. - Class A	3,835	58,292
Dynex Capital, Inc.	4,250	44,370
Eagle Bancorp, Inc.	1,640	49,544
Employers Holdings, Inc.	1,300	52,663
Enova International, Inc. (b)	8,675	125,701
Enstar Group Ltd. (b)	2,487	395,557
Equity Bancshares, Inc. - Class A (b)	2,500	43,125
Essent Group Ltd.	5,530	145,660

Evercore, Inc. - Class A	500	23,030
FB Financial Corp.	500	9,860
FBL Financial Group, Inc. - Class A	1,012	47,230
Federal Agricultural Mortgage Corp. - Class C	500	27,815
Federated Hermes, Inc.	2,470	47,054
FedNat Holding Co.	200	2,296
FGL Holdings	3,900	38,220
Financial Institutions, Inc.	1,200	21,768
First BanCorp	22,910	121,881
First Business Financial Services, Inc.	800	12,400
First Citizens BancShares, Inc. - Class A	31	10,319
First Community Bankshares, Inc.	2,978	69,387
First Defiance Financial Corp.	12,146	179,032
First Financial Bancorp	1,500	22,365
First Financial Corp.	1,911	64,439
First Hawaiian, Inc.	2,500	41,325
First Horizon National Corp.	5,800	46,748
First Internet Bancorp	1,400	22,988
The First of Long Island Corp.	8,722	151,327
First Merchants Corp.	1,520	40,265
First Mid Bancshares, Inc.	1,100	26,114
First Midwest Bancorp, Inc.	2,400	31,764
Flushing Financial Corp.	3,200	42,752
FNB Corp.	4,300	31,691
Franklin Financial Network, Inc.	1,450	29,565
FS Bancorp, Inc.	300	10,800
Fulton Financial Corp.	10,530	120,990
GAIN Capital Holdings, Inc.	4,800	26,784
GAMCO Investors, Inc. - Class A	1,100	12,089
Genworth Financial, Inc. - Class A (b)	7,200	23,904
German American Bancorp, Inc.	600	16,470
Glacier Bancorp, Inc.	2,057	69,948
Global Indemnity Ltd.	2,539	64,745
Great Ajax Corp.	3,312	21,064
Great Southern Bancorp, Inc.	1,100	44,440
Great Western Bancorp, Inc.	2,200	45,056
Greenhill & Co., Inc.	3,900	38,376
Hancock Whitney Corp.	3,696	72,146
Hanmi Financial Corp.	3,800	41,230
HBT Financial, Inc.	1,100	11,583
Heartland Financial USA, Inc.	1,370	41,374
Heritage Financial Corp.	1,200	24,000
Heritage Insurance Holdings, Inc.	4,689	50,219
Hilltop Holdings, Inc.	2,300	34,776
Hingham Institution for Savings	160	23,198
Home BancShares, Inc.	6,960	83,450
HomeStreet, Inc.	2,100	46,683
HomeTrust Bancshares, Inc.	700	11,144
Hope Bancorp, Inc.	11,510	94,612
Horace Mann Educators Corp.	1,400	51,226
Horizon Bancorp, Inc.	1,000	9,860
IBERIABANK Corp.	2,120	76,659
Independent Bank Corp.	1,318	16,963
International Bancshares Corp.	5,100	137,088
INTL. FCStone, Inc. (b)	730	26,470
Invesco Mortgage Capital, Inc.	7,450	25,405
Investors Bancorp, Inc.	19,130	152,849
Lakeland Bancorp, Inc.	3,000	32,430
Live Oak Bancshares, Inc.	8,617	107,454
Luther Burbank Corp.	2,800	25,676

MBIA, Inc. (b)	5,200	37,128
Mercantile Bank Corp.	1,198	25,362
Merchants Bancorp	1,500	22,770
Meridian Bancorp, Inc.	1,000	11,220
Metropolitan Bank Holding Corp. (b)	800	21,544
MGIC Investment Corp.	5,325	33,814
Midland States Bancorp, Inc.	2,500	43,725
MidWestOne Financial Group, Inc.	1,100	23,034
Mr. Cooper Group, Inc. (b)	18,413	134,967
National Bank Holdings Corp. - Class A	495	11,830
National General Holdings Corp.	4,140	68,517
National Western Life Group, Inc. - Class A	785	135,020
Navient Corp.	5,700	43,206
NBT Bancorp, Inc.	1,628	52,731
Northfield Bancorp, Inc.	2,900	32,451
Northrim BanCorp, Inc.	1,560	42,120
OceanFirst Financial Corp.	1,500	23,865
Old National Bancorp	1,100	14,509
On Deck Capital, Inc. (b)	6,450	9,933
OP Bancorp	1,891	14,107
Oppenheimer Holdings, Inc. - Class A	2,820	55,723
Orrstown Financial Services, Inc.	900	12,393
Pacific Premier Bancorp, Inc.	1,200	22,608
Park National Corp.	300	23,292
Peapack Gladstone Financial Corp.	2,300	41,285
Peoples Bancorp, Inc.	3,210	71,101
PRA Group, Inc. (b)	1,280	35,482
ProAssurance Corp.	12,110	302,750
Prosperity Bancshares, Inc.	299	14,427
Provident Financial Services, Inc.	4,550	58,513
Pzena Investment Management, Inc. - Class A	5,816	25,939
Radian Group, Inc.	15,466	200,285
RBB Bancorp	1,800	24,696
Reinsurance Group of America, Inc.	1,174	98,780
RenaissanceRe Holdings Ltd.	1,125	167,985
Renasant Corp.	1,100	24,024
Republic Bancorp, Inc. - Class A	2,633	86,968
RLI Corp.	600	52,758
Sandy Spring Bancorp, Inc.	2,770	62,713
Sculptor Capital Management, Inc.	1,400	18,956
Selective Insurance Group, Inc.	530	26,341
Simmons First National Corp. - Class A	4,790	88,136
SLM Corp.	4,300	30,917
South Plains Financial, Inc.	1,000	15,490
South State Corp.	200	11,746
Southern Missouri Bancorp, Inc.	500	12,135
Southern National Bancorp of Virginia, Inc.	2,100	20,664
State Auto Financial Corp.	600	16,674
Sterling Bancorp	38,018	397,288
Sterling Bancorp, Inc.	8,010	34,443
Stewart Information Services Corp.	1,600	42,672
Stifel Financial Corp.	2,700	111,456
Stock Yards Bancorp, Inc.	2,870	83,029
Territorial Bancorp, Inc.	600	14,730
Texas Capital Bancshares, Inc. (b)	1,500	33,255
Third Point Reinsurance Ltd. (b)	8,950	66,320
Towne Bank	700	12,663
TriCo Bancshares	1,300	38,766
TrustCo Bank Corp.	6,300	34,083
Trustmark Corp.	7,669	178,688

UMB Financial Corp.	700	32,466
Umpqua Holdings Corp.	3,100	33,790
United Bankshares, Inc.	5,190	119,785
United Community Banks, Inc.	4,300	78,733
United Fire Group, Inc.	1,100	35,871
Univest Financial Corp.	3,769	61,510
Valley National Bancorp	1,440	10,526
Victory Capital Holdings, Inc. - Class A	3,200	52,352
Virtu Financial, Inc. - Class A	1,100	22,902
Virtus Investment Partners, Inc.	400	30,444
Waddell & Reed Financial, Inc. - Class A	3,500	39,830
Washington Federal, Inc.	3,650	94,754
Washington Trust Bancorp, Inc.	700	25,592
Waterstone Financial, Inc.	1,700	24,718
West Bancorporation, Inc.	800	13,080
Westwood Holdings Group, Inc.	1,800	32,958
Wintrust Financial Corp.	1,200	39,432
WSFS Financial Corp.	900	22,428
		10,920,589
Health Care - 3.1%
Affimed NV (b)	9,840	15,547
Akorn, Inc. (b)	1,720	965
Anika Therapeutics, Inc. (b)	1,940	56,085
Avid Bioservices, Inc. (b)	390	1,993
BioCryst Pharmaceuticals, Inc. (b)	2,070	4,140
Brookdale Senior Living, Inc. (b)	3,010	9,391
CareDx, Inc. (b)	1,392	30,387
Coherus Biosciences, Inc. (b)	4,320	70,070
Endo International PLC (b)	1,390	5,143
Evolent Health, Inc. - Class A (b)	1,720	9,340
G1 Therapeutics, Inc. (b)	1,380	15,208
Hanger, Inc. (b)	8,698	135,515
HealthStream, Inc. (b)	500	11,975
HMS Holdings Corp. (b)	2,580	65,197
ImmunoGen, Inc. (b)	3,610	12,310
Integer Holdings Corp. (b)	2,238	140,681
Intellia Therapeutics, Inc. (b)	740	9,050
Jounce Therapeutics, Inc. (b)	970	4,607
Ligand Pharmaceuticals, Inc. (b)	340	24,725
Magellan Health, Inc. (b)	1,000	48,110
Mallinckrodt PLC (b)(c)	3,220	6,376
MEDNAX, Inc. (b)	3,800	44,232
National HealthCare Corp.	903	64,772
Natus Medical, Inc. (b)	6,117	141,486
Owens & Minor, Inc.	30	275
Patterson Companies, Inc.	3,150	48,164
Prestige Consumer Healthcare, Inc. (b)	100	3,668
Reata Pharmaceuticals, Inc. - Class A (b)	50	7,217
Rigel Pharmaceuticals, Inc. (b)	8,620	13,447
Sangamo Therapeutics, Inc. (b)	1,140	7,262
Surgery Partners, Inc. (b)	692	4,519
Taro Pharmaceutical Industries Ltd. (b)	700	42,840
Tivity Health, Inc. (b)	1,370	8,617
Triple-S Management Corp. - Class B (b)	5,293	74,631
		1,137,945
Industrials - 18.7%
AAR Corp.	3,340	59,318
ACCO Brands Corp.	6,000	30,300
Acuity Brands, Inc.	300	25,698
Aerojet Rocketdyne Holdings, Inc. (b)	2,270	94,954

AeroVironment, Inc. (b)	395	24,079
Alaska Air Group, Inc.	4,538	129,197
Allegiant Travel Co.	2,482	203,028
American Superconductor Corp. (b)	3,650	20,002
ArcBest Corp.	1,290	22,601
Arcosa, Inc.	630	25,036
Armstrong Flooring, Inc. (b)	10,400	14,872
ASGN, Inc. (b)	1,300	45,916
Astec Industries, Inc.	1,600	55,952
Atlas Air Worldwide Holdings, Inc. (b)	1,990	51,083
AZZ, Inc.	3,930	110,512
Barnes Group, Inc.	2,062	86,253
BG Staffing, Inc.	3,240	24,235
Blue Bird Corp. (b)	5,570	60,880
BMC Stock Holdings, Inc. (b)	7,020	124,465
Brady Corp. - Class A	1,431	64,581
Builders FirstSource, Inc. (b)	7,030	85,977
Caesarstone Ltd.	5,500	58,135
CBIZ, Inc. (b)	150	3,138
CECO Environmental Corp. (b)	1,000	4,670
Colfax Corp. (b)	12,139	240,352
Columbus McKinnon Corp.	550	13,750
Comfort Systems USA, Inc.	600	21,930
Covenant Transportation Group, Inc. - Class A (b)	3,400	29,478
Crane Co.	400	19,672
CSW Industrials, Inc.	1,083	70,233
Curtiss-Wright Corp.	440	40,660
Deluxe Corp.	2,240	58,083
Ducommun, Inc. (b)	640	15,904
DXP Enterprises, Inc. (b)	3,980	48,795
Echo Global Logistics, Inc. (b)	170	2,904
EMCOR Group, Inc.	2,142	131,347
Encore Wire Corp.	300	12,597
EnerSys	1,050	51,996
Ennis, Inc.	3,580	67,232
EnPro Industries, Inc.	1,100	43,538
Federal Signal Corp.	223	6,083
Fluor Corp.	7,100	49,061
Foundation Building Materials, Inc. (b)	5,900	60,711
Franklin Electric Co., Inc.	2,280	107,456
FTI Consulting, Inc. (b)	1,765	211,394
Gibraltar Industries, Inc. (b)	880	37,770
GP Strategies Corp. (b)	3,200	20,832
GrafTech International Ltd.	7,400	60,088
Graham Corp.	1,900	24,510
Great Lakes Dredge & Dock Corp. (b)	5,260	43,658
The Greenbrier Companies, Inc.	2,800	49,672
H&E Equipment Services, Inc.	560	8,221
Hawaiian Holdings, Inc.	2,700	28,188
Heidrick & Struggles International, Inc.	9,819	220,928
Herman Miller, Inc.	670	14,874
Hertz Global Holdings, Inc. (b)	886	5,476
Hillenbrand, Inc.	2,800	53,508
Hub Group, Inc. - Class A (b)	8,481	385,631
Hyster-Yale Materials Handling, Inc.	3,453	138,431
ICF International, Inc.	120	8,244
InnerWorkings, Inc. (b)	11,700	13,689
Insteel Industries, Inc.	3,500	46,375
Interface, Inc.	4,500	34,020
Kelly Services, Inc. - Class A	7,462	94,693

Kennametal, Inc.	1,200	22,344
Kforce, Inc.	500	12,785
Kimball International, Inc. - Class B	1,868	22,248
Kirby Corp. (b)	5,148	223,784
Knoll, Inc.	900	9,288
Korn Ferry	1,800	43,776
LB Foster Co. - Class A (b)	2,890	35,720
Masonite International Corp. (b)	800	37,960
Matson, Inc.	1,700	52,054
McGrath RentCorp	100	5,238
Mercury Systems, Inc. (b)	990	70,627
Meritor, Inc. (b)	2,800	37,100
Miller Industries, Inc.	900	25,452
Mobile Mini, Inc.	200	5,246
Moog, Inc. - Class A	722	36,483
MRC Global, Inc. (b)	3,780	16,103
Mueller Industries, Inc.	4,990	119,461
Mueller Water Products, Inc. - Class A	1,700	13,617
MYR Group, Inc. (b)	1,600	41,904
National Presto Industries, Inc.	600	42,486
Navistar International Corp. (b)	2,380	39,246
NOW, Inc. (b)	4,970	25,645
Park Aerospace Corp.	1,830	23,058
Preformed Line Products Co.	600	29,898
Primoris Services Corp.	3,000	47,700
Resideo Technologies, Inc. (b)	7,100	34,364
Resources Connection, Inc.	4,800	52,656
Rush Enterprises, Inc. - Class A	1,400	44,688
SkyWest, Inc.	1,385	36,273
SP Plus Corp. (b)	1,205	25,004
Spirit Airlines, Inc. (b)	1,600	20,624
SPX FLOW, Inc. (b)	7,567	215,054
Steelcase, Inc. - Class A	1,900	18,753
Stericycle, Inc. (b)	3,666	178,094
Sterling Construction Co., Inc. (b)	2,500	23,750
Tetra Tech, Inc.	690	48,728
Thermon Group Holdings, Inc. (b)	2,400	36,168
The Toro Co.	1,759	114,493
TriMas Corp. (b)	5,383	124,347
Triumph Group, Inc.	1,800	12,168
TrueBlue, Inc. (b)	3,100	39,556
Tutor Perini Corp. (b)	5,500	36,960
UniFirst Corp.	630	95,187
Universal Forest Products, Inc.	2,080	77,355
Universal Logistics Holdings, Inc.	2,700	35,370
Valmont Industries, Inc.	400	42,392
Vectrus, Inc. (b)	1,890	78,265
Veritiv Corp. (b)	2,462	19,351
Wabash National Corp.	8,640	62,381
Watts Water Technologies, Inc. - Class A	780	66,027
Werner Enterprises, Inc.	500	18,130
WESCO International, Inc. (b)	6,879	157,185
		6,769,412
Information Technology - 9.1%
Acacia Communications, Inc. (b)	370	24,856
Ambarella, Inc. (b)	237	11,509
Amkor Technology, Inc. (b)	6,190	48,220
Anixter International, Inc. (b)	1,380	121,260
Avaya Holdings Corp. (b)	940	7,605
Axcelis Technologies, Inc. (b)	130	2,380

Belden, Inc.	2,300	82,984
Broadridge Financial Solutions, Inc.	1,914	181,505
Cardtronics PLC - Class A (b)	710	14,853
Casa Systems, Inc. (b)	4,900	17,150
Cass Information Systems, Inc.	900	31,644
CEVA, Inc. (b)	760	18,947
Cirrus Logic, Inc. (b)	3,121	204,831
CommScope Holding Co., Inc. (b)	2,700	24,597
Comtech Telecommunications Corp.	1,390	18,473
Diodes, Inc. (b)	1,567	63,675
Ebix, Inc.	2,900	44,022
ePlus, Inc. (b)	200	12,524
Fabrinet (b)	70	3,819
FormFactor, Inc. (b)	1,580	31,742
Insight Enterprises, Inc. (b)	1,959	82,533
KBR, Inc.	2,860	59,145
Kimball Electronics, Inc. (b)	3,200	34,944
Lumentum Holdings, Inc. (b)	1,180	86,966
MACOM Technology Solutions Holdings, Inc. (b)	470	8,897
ManTech International Corp.	1,450	105,371
Methode Electronics, Inc.	1,000	26,430
NeoPhotonics Corp. (b)	9,220	66,845
NIC, Inc.	2,000	46,000
NVE Corp.	1,288	67,015
Onto Innovation, Inc. (b)	123	3,649
OSI Systems, Inc. (b)	940	64,785
PC Connection, Inc.	700	28,847
Perficient, Inc. (b)	1,730	46,866
Photronics, Inc. (b)	1,490	15,287
Plantronics, Inc.	3,400	34,204
Plexus Corp. (b)	700	38,192
Progress Software Corp.	2,113	67,616
Rambus, Inc. (b)	5,270	58,497
Rogers Corp. (b)	459	43,339
Sanmina Corp. (b)	15,869	432,906
ScanSource, Inc. (b)	2,600	55,614
SecureWorks Corp. (b)	1,190	13,697
Semtech Corp. (b)	1,050	39,375
StarTek, Inc. (b)	2,760	10,378
Super Micro Computer, Inc. (b)	2,400	51,072
Synaptics, Inc. (b)	1,110	64,236
SYNNEX Corp.	530	38,743
Tech Data Corp. (b)	901	117,896
Telenav, Inc. (b)	2,690	11,621
Ultra Clean Holdings, Inc. (b)	3,410	47,058
Unisys Corp. (b)	4,579	56,551
Veeco Instruments, Inc. (b)	2,660	25,456
Verint Systems, Inc. (b)	1,185	50,955
Vishay Intertechnology, Inc.	2,600	37,466
Vishay Precision Group, Inc. (b)	408	8,193
WNS Holdings Ltd. - ADR (b)	6,182	265,702
Xperi Corp.	2,549	35,456
		3,314,399
Materials - 3.6%
American Vanguard Corp.	2,700	39,042
Ashland Global Holdings, Inc.	4,218	211,195
Cabot Corp.	1,200	31,344
Century Aluminum Co. (b)	8,000	28,960
Cleveland-Cliffs, Inc. (c)	7,800	30,810
Commercial Metals Co.	3,020	47,686

Domtar Corp.	1,500	32,460
FutureFuel Corp.	2,600	29,302
Greif, Inc. - Class A	1,205	37,463
Haynes International, Inc.	270	5,565
Innospec, Inc.	870	60,456
Kaiser Aluminum Corp.	300	20,784
Kronos Worldwide, Inc.	100	844
Livent Corp. (b)	7,500	39,375
Materion Corp.	1,313	45,968
Mercer International, Inc.	4,800	34,752
Minerals Technologies, Inc.	1,000	36,260
PH Glatfelter Co.	190	2,322
PolyOne Corp.	1,810	34,336
Ryerson Holding Corp. (b)	1,430	7,608
Schnitzer Steel Industries, Inc. - Class A	900	11,736
Silgan Holdings, Inc.	500	14,510
SunCoke Energy, Inc.	7,470	28,759
Trecora Resources (b)	1,900	11,305
Tredegar Corp.	1,060	16,568
Trinseo SA	3,000	54,330
UFP Technologies, Inc. (b)	901	34,319
Verso Corp. - Class A (b)	3,550	40,044
Warrior Met Coal, Inc.	3,450	36,639
Worthington Industries, Inc.	3,190	83,738
WR Grace & Co.	4,961	176,612
		1,285,092
Real Estate - 6.7%
Alexander & Baldwin, Inc.	2,400	26,928
American Campus Communities, Inc.	3,149	87,385
Armada Hoffler Properties, Inc.	580	6,206
CatchMark Timber Trust, Inc.	2,072	14,960
Chatham Lodging Trust	2,060	12,236
Colony Capital, Inc.	21,200	37,100
CoreCivic, Inc.	11,096	123,942
CubeSmart	14,465	387,517
Cushman & Wakefield PLC (b)	3,580	42,029
DiamondRock Hospitality Co.	3,830	19,456
Diversified Healthcare Trust	16,217	58,868
First Industrial Realty Trust, Inc.	4,490	149,203
Franklin Street Properties Corp.	970	5,558
Healthcare Realty Trust, Inc.	3,360	93,845
iStar, Inc.	4,715	50,026
JBG SMITH Properties	3,259	103,734
Jones Lang LaSalle, Inc.	900	90,882
Kennedy-Wilson Holdings, Inc.	3,730	50,057
Lexington Realty Trust	4,860	48,260
LTC Properties, Inc.	1,600	49,440
Monmouth Real Estate Investment Corp.	3,590	43,259
National Health Investors, Inc.	1,631	80,767
Office Properties, Inc.ome Trust	2,280	62,130
Pebblebrook Hotel Trust	11,380	123,928
Physicians Realty Trust	4,040	56,318
Piedmont Office Realty Trust, Inc. - Class A	6,650	117,439
PS Business Parks, Inc.	294	39,843
Retail Opportunity Investments Corp.	420	3,482
RE/MAX Holdings, Inc.	2,977	65,256
Rexford Industrial Realty, Inc.	220	9,022
RLJ Lodging Trust	8,770	67,704
Sabra Health Care REIT, Inc.	6,800	74,256
Seritage Growth Properties - Class A (c)	2,350	21,409

STAG Industrial, Inc. (c)	417	9,391
Summit Hotel Properties, Inc.	5,190	21,902
Sunstone Hotel Investors, Inc.	10,120	88,145
Urban Edge Properties	910	8,017
Washington Real Estate Investment Trust	2,630	62,778
		2,412,678
Utilities - 5.4%
ALLETE, Inc.	1,930	117,112
Artesian Resources Corp. - Class A	1,799	67,247
Atlantic Power Corp. (b)	2,061	4,411
Avista Corp.	3,590	152,539
Black Hills Corp.	880	56,346
Clearway Energy, Inc.	1,470	27,636
Clearway Energy, Inc. - Class A	12,020	206,383
El Paso Electric Co.	1,280	86,989
Genie Energy Ltd. - Class B	6,754	48,494
MGE Energy, Inc.	781	51,132
New Jersey Resources Corp.	60	2,038
NorthWestern Corp.	800	47,864
ONE Gas, Inc.	2,272	189,985
Otter Tail Corp.	2,735	121,598
PNM Resources, Inc.	2,830	107,540
Portland General Electric Co.	3,105	148,854
Star Group LP	3,400	26,180
South Jersey Industries, Inc.	10,408	260,200
Southwest Gas Holdings, Inc.	900	62,604
Spire, Inc.	800	59,584
Suburban Propane Partners LP	3,200	45,248
UGI Corp.	2,674	71,316
The York Water Co.	294	12,777
		1,974,077
Total Common Stocks (Cost $52,077,098)		$35,342,118

Short-Term Investment - 2.2%
Money Market Fund - 2.2%
First American Government Obligations Fund - Class X, 0.450% (d)(e)	1,135,433	$1,135,433
Total Short-Term Investment (Cost $1,135,433)		$1,135,433

Total Investments at Value - 100.6% (Cost $53,212,531)		$36,477,551
Liabilities in Excess of Other Assets - (0.6)%		(237,635)
Net Assets - 100.0%		$36,239,916

ADR	American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $328,652.
(d)	Rate listed is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $326,673.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2020:

Small Company Value Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$35,342,118	$-	$-	*	$35,342,118
Money Market Fund . . . . . . . . . . . . . . . . . . .	1,135,433	-	-		1,135,433
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$36,477,551	$-	$-		$36,477,551

Refer to the Portfolio’s Condensed Schedules of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2020.